Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information Line Items
Entity Registrant Name	SCIENJOY HOLDING CORPORATION
Trading Symbol	SJ
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	27,037,302
Amendment Flag	false
Entity Central Index Key	0001753673
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38799
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	3rd Floor
Entity Address, Address Line Two	JIA No.34
Entity Address, Address Line Three	Shenggu NanliChaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100029
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, no par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	No
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	3rd Floor
Entity Address, Address Line Two	JIA No.34
Entity Address, Address Line Three	Shenggu NanliChaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100029
Entity Address, Country	CN
Contact Personnel Name	Xiaowu He
City Area Code	(86)
Local Phone Number	10–6642 8188
Contact Personnel Email Address	xiaowu.he@scienjoy.com